Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Commitments and Contingencies (Textual)
Lease expiration period	The leases are expiring through 2022.
Rent expense	$ 412,931	$ 331,904	$ 183,998